Schedule of geographic revenue information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 276,340,120	$ 688,607,542	$ 633,079,773
HONG KONG
Disaggregation of Revenue [Line Items]
Total revenues	30,697,646	53,718,192
MALAYSIA
Disaggregation of Revenue [Line Items]
Total revenues	245,507,942	634,482,899	633,022,743
INDONESIA
Disaggregation of Revenue [Line Items]
Total revenues			6,356
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenues	41,538	405,544	50,674
VIET NAM
Disaggregation of Revenue [Line Items]
Total revenues	$ 92,994	$ 907